Dominion Energy Gas Holdings, LLC Consolidated Statements of Equity (Unaudited) - USD ($) $ in Millions	Total	Dominion Energy Gas Holdings, LLC	Predecessor Equity Dominion Energy Gas Holdings, LLC	Member Units Dominion Energy Gas Holdings, LLC	AOCI	AOCI Dominion Energy Gas Holdings, LLC	Total Members' equity	Total Members' equity Dominion Energy Gas Holdings, LLC	Noncontrolling Interests	Noncontrolling Interests Dominion Energy Gas Holdings, LLC
Beginning balance at Dec. 31, 2017		$ 8,495	$ 1,361	$ 4,261		$ (98)		$ 5,524		$ 2,971
Cumulative-effect of changes in accounting principles	$ 6	3		29	$ (1,023)	(26)	$ (121)	3	$ 127
Net income	503	180	14	166				180		33
Sale of Dominion Energy Midstream common units	4	4							4	4
Dividends and distributions	(575)	(47)	(9)	(13)			(544)	(22)	(31)	(25)
Distributions to noncontrolling interest			(21)					(21)		21
Equity contributions from Dominion Energy	580	25	25				580	25
Other comprehensive income (loss), net of tax	132	13	1		131	11	131	12	1	1
Other	4						5		(1)
Ending balance at Mar. 31, 2018		8,706	1,371	4,443		(113)		5,701		3,005
Beginning balance at Dec. 31, 2018		8,865	1,804	4,566		(169)		6,201		2,664
Net income	(680)	190	74	116				190		36
Acquisition of public interest in Dominion Energy Midstream	(40)	(40)	1,181				1,181	1,181	(1,221)	(1,221)
Dividends and distributions	(766)	(159)	(113)				(733)	(113)	$ (33)	(46)
Equity contributions from Dominion Energy	247						247
Other comprehensive income (loss), net of tax	$ (31)	(23)			$ (31)	(22)	$ (31)	(22)		(1)
Other		(8)	(8)					(8)
Ending balance at Mar. 31, 2019		$ 8,861	$ 2,938	$ 4,682		$ (191)		$ 7,429		$ 1,432